AXP(R)
   Cash
    Management
         Fund

2002 ANNUAL REPORT
(Prospectus Enclosed)

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American
 Express(R)
Funds

AMERICAN
 EXPRESS(R)

From the Chairman

(photo of) Arne H. Carlson

Arne H. Carlson
Chairman of the board

Dear Shareholders,

It is a very difficult period for investors caused by corporate management misconduct and its impact on the market as well as the economy. The integrity of corporations at large is being questioned. However, there is optimism that the resulting reforms will give Americans the kind of integrity they deserve. Many corporate leaders are strongly supportive of these reforms. We all have a right to expect financial statements to be fully accurate and business leaders to place the interests of shareholders above personal desires. Your Board is truly independent, comprised of 12 members (nominated by independent members) and three recommended by American Express Financial Corporation. These individuals come from a variety of geographic areas with the diverse skill sets necessary to oversee the operations of the Fund. Investment performance is, and remains, our primary concern.

The Fund's auditors, KPMG LLP, are truly independent of American Express Financial Corporation. KPMG serves the interest of shareholders by supporting the work of the Board and certifying unbiased financial reports.

The Board has confidence in Ted Truscott, American Express Financial Corporation's new Chief Investment Officer, and shares his enthusiasm in the management changes he has effected to improve the investment performance of all American Express funds. These changes include the hiring of several new portfolio managers and investment leaders and the addition of eight sub-advised funds. The focus of the Board and American Express Financial Corporation is simple; we strive for consistent, competitive investment performance.

If you were a shareholder of record on September 14, you will receive a proxy statement for a shareholder meeting to be held on November 13, 2002. Please take time to consider each proposal and vote promptly.

On behalf of the Board,

Arne H. Carlson

CONTENTS
From the Chairman                   2
Economic and Market Update          3
Fund Snapshot                       5
Questions & Answers
  with Portfolio Management         6
Investments in Securities           8
Financial Statements               13
Notes to Financial Statements      16
Independent Auditors' Report       21
Federal Income Tax Information     22
Board Members and Officers         24

--------------------------------------------------------------------------------
2 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Economic and Market Update
    FROM CIO WILLIAM F. "TED" TRUSCOTT

(photo of) William F. "Ted" Truscott

William F. "Ted" Truscott
Chief Investment Officer
American Express
Financial Corporation

Dear Shareholders,

Major U.S. financial markets lost ground for the three-month period ending July 31, 2002, although a late rally put them above earlier lows. The same factors that have driven markets down for most of the year so far were still in play during this period. These include concerns about the truthfulness of accounting practices and the perception that stocks remain too expensive relative to company earnings. I expect we'll need to see consistent improvement in earnings before stocks rebound significantly. If corporate revenue growth becomes apparent and widespread, it will effectively make stock valuations cheaper. Increased demand should then have a positive impact on prices.

Economic fundamentals have continued to look positive despite volatility in the financial markets. Inflation and interest rates remain low, unemployment and job growth are at reasonable levels, and there are signs that business spending is beginning to pick up. In addition, a weaker dollar should help U.S. companies that export goods overseas, even though it crimps our wallets when we travel abroad. These and other factors make it highly unlikely that we will experience a so-called "double-dip" recession. I remain optimistic about the direction of the economy and believe that, eventually, markets will start paying attention to these very favorable conditions.

Nevertheless, we should remember that risk still exists. For one, bonds have been experiencing their own bear market. This has created something of a credit crunch for businesses, as liquidity declines and spreads widen. Related to this has been a crisis of confidence -- the unfortunate legacy of recent corporate scandal. In some cases, investors who thought they were buying high-quality corporate bonds were actually getting riskier high-yield securities due to dishonest accounting. Everyone agrees that some type of reform is needed, but the challenge for regulators will be to discourage misleading practices without sacrificing entrepreneurial incentive. Prudent regulation will boost confidence, while misguided efforts will simply make markets less efficient.

What I think all investors need to understand is that we're still working through the excess capacity and inflated demand forecasts that were created in the late `90s. This process has been painful, but it has helped to reorient expectations to levels that are more sustainable. Historically speaking, the late `90s were an aberration and will likely not be repeated soon.

--------------------------------------------------------------------------------
3 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Economic and Market Update

However, a more sober outlook need not be cause for special concern. We should all ask ourselves, "Have my goals changed in the last couple of years?" For many of us, the answer will be "no." If you're saving for long-term goals like retirement, I would still advise a substantial weighting in equities for your portfolio. Over time, stocks will probably continue to outperform bonds or other investments. And if you're in retirement or getting close, you may want to invest more heavily in bonds and cash, with a smaller portion devoted to equities.

See your financial advisor or retirement plan administrator for more information about different types of securities and asset allocation.

As always, thank you for investing with American Express Financial Advisors.

William F. Truscott

KEY POINTS

-- Economic fundamentals remain positive.
-- Credit "crunch" for business sector persists.
-- Re-evaluation of personal financial goals key.

--------------------------------------------------------------------------------
4 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Fund Snapshot
    AS OF JULY 31, 2002

PORTFOLIO MANAGER
Portfolio manager        Mary McQuillen
Tenure/since                    1/15/02
Years in industry                    23

FUND OBJECTIVE
For investors seeking maximum current income consistent with liquidity and stability of principal.

Inception dates
A: 10/6/75    B: 3/20/95    C: 6/26/00    Y: 3/20/95

Ticker symbols
A: IDSXX    B: ACBXX    C: --    Y: IDYXX

Total net assets                   $6.352 billion
Number of holdings              approximately 280

For the period, the Fund's 7-day yield was 1.26%.

STYLE MATRIX
         DURATION
SHORT    INT.     LONG
  X                        HIGH
                           MEDIUM   QUALITY
                           LOW

PORTFOLIO ASSET MIX
Percentage of portfolio assets
(pie graph)

U.S. government agencies 24.5%
Certificates of deposit 8.3%
Commercial paper 67.2%

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
5 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Questions & Answers
     WITH PORTFOLIO MANAGEMENT

Q:  How did the Fund perform for the 12-month period ended July 31, 2002?

A: The Fund's yield fell during the 12-month period, reflecting a decline in short-term interest rates. For the period, the Fund's Class A shares returned 1.93% and its seven-day yield was 1.26%. As it has historically, the Fund maintained a $1 per share net asset value throughout the period, in accordance with its objective.(1)

Q:  What factors most significantly impacted performance?

A: The main factors affecting the Fund's performance are the actions of the Federal Reserve Board (the Fed), the overall Treasury yield curve and the average maturity of the Fund. As the economic recovery remained slow, the Fed aggressively cut short-term interest rates resulting in one of the lowest interest rate environments we have seen in many years. Despite the absolute low level of rates, the Fund's performance has been above the mean for the period, beating the average(2) by about 15 to 20 basis points.

Q:  What changes to the Portfolio did you make this period?

A: Given overall expectation that interest rates are headed lower, we lengthened the Fund's average maturity. Longer-term securities offered a higher interest rate and an ability to lock in those rates. We believed that was more attractive than having to continually reinvest in shorter-term securities in a market where yields were declining. More recently, we have adopted a more conservative stance as a result of the turbulent commercial paper market. We've increased our allocation to government and agency paper, which typically offers a relatively lower yield.

Q:  What is your outlook for the months ahead?

A: The Fund outlook for the remainder of the year will in a large sense depend on Federal Reserve expectations. While there are signs that an economic recovery may be underway, we expect it to be a rather slow-moving rebound. We expect the federal funds rate(3) to increase, but not until 2003. We will wait for these higher rates to extend the average maturity of the

(1) Past performance does not guarantee future results. The Fund is neither insured nor guaranteed by the FDIC (Federal Deposit Insurance Corporation) or any other government agency. Yields will fluctuate. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The seven-day current yield more closely reflects the current earnings of the Fund than the total return.
(2) Based on information from Money Market Institute, a weekly publication capturing the industry's weekly money market fund report based on all money market funds.
(3) The federal funds rate is the interest rate charged by one institution lending federal funds to another. (In other words, it's the interest rate banks charge each other for loans.)

--------------------------------------------------------------------------------
6 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Questions & Answers

(begin callout quote)> More recently, we have adopted a more conservative stance as a result of the turbulent commercial paper market. (end callout quote)

     Fund. We expect stabilization in the commercial paper market as the recovery moves forward. As always, we are focused on an investment approach designed to maintain the Fund's stable net asset value first, and secondarily, on maximizing dividend income for our shareholders.

AVERAGE ANNUAL TOTAL RETURNS
as of July 31, 2002

At Net Asset
Value (NAV)*                 Class A      Class B      Class C      Class Y
1 year                        +1.93%       +1.13%       +1.14%       +1.95%
5 years                       +4.58%       +3.79%         N/A        +4.59%
10 years                      +4.30%         N/A          N/A          N/A
Since inception                 N/A        +4.02%**      +3.0        +4.82%**

With Sales Charge            Class A       Class B     Class C      Class Y
1 year                        +1.93%       -2.87%       +1.14%       +1.95%
5 years                       +4.58%       +3.62%         N/A        +4.59%
10 years                      +4.30%         N/A          N/A          N/A
Since inception                 N/A        +4.02%**      +3.0        +4.82%**

For the period, the Fund's 7-day yield was 1.26%.

  * Excluding sales charge.
 ** Inception date was March 20, 1995.
*** Inception date was June 26, 2000.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
7 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Investments in Securities

AXP Cash Management Fund
July 31, 2002
(Percentages represent value of investments compared to net assets)

U.S. government agencies (24.4%)

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Federal Home Loan Bank Disc Nts
     08-02-02           1.71%     $14,800,000           $14,799,297
     08-14-02           1.78       22,000,000            21,985,859
     08-26-02           1.72       17,400,000            17,379,217
     08-30-02           1.74       24,750,000            24,715,309
     09-04-02           1.71       18,400,000            18,370,284
     09-13-02           1.69        8,600,000             8,582,640
     09-18-02           1.73        6,300,000             6,285,468
     10-09-02           1.74       18,700,000            18,637,994
     10-11-02           1.74       35,000,000            34,880,582
     11-06-02           1.74       28,600,000            28,466,684
Federal Home Loan Mtge Corp Disc Nts
     08-08-02           1.77       36,700,000            36,687,405
     08-09-02           1.83        5,600,000             5,597,723
     08-09-02           1.86       50,000,000            49,979,332
     08-09-02           1.95       30,000,000            29,987,000
     08-20-02           1.71       26,500,000            26,476,084
     08-21-02           1.78       31,800,000            31,768,553
     08-22-02           1.74       62,500,000            62,436,700
     08-23-02           1.77        7,000,000             6,992,428
     08-23-02           1.78       83,200,000            83,109,496
     08-27-02           1.72        9,600,000             9,588,075
     08-29-02           1.75       38,700,000            38,647,325
     09-03-02           1.72       24,300,000            24,261,687
     09-05-02           1.73       29,900,000            29,849,710
     09-12-02           1.72       21,200,000            21,157,459
     09-12-02           1.73       23,400,000            23,352,771
     09-24-02           1.69       34,600,000            34,512,289
     09-26-02           1.71       46,400,000            46,276,576
     10-10-02           1.74       35,900,000            35,778,887
     10-24-02           1.65       29,000,000            28,889,027
     11-22-02           1.74       29,600,000            29,439,264
     12-30-02           1.74       17,700,000            17,571,562
     12-30-02           1.75       15,500,000            15,386,876
Federal Natl Mtge Assn Disc Nts
     08-05-02           1.85       10,600,000            10,597,821
     08-07-02           1.77       23,000,000            22,993,215
     08-13-02           1.94       39,000,000            38,974,780
     08-14-02           1.77       25,000,000            24,984,021
     08-14-02           1.97       34,000,000            33,975,813
     08-16-02           1.71       42,700,000            42,669,576
     08-28-02           1.74       38,000,000            37,950,410
     08-28-02           1.75       60,800,000            60,720,333
     09-04-02           1.74       29,600,000            29,551,357
     09-04-02           1.75       30,100,000            30,050,394
     09-11-02           1.71       24,600,000            24,552,092
     09-11-02           1.72       52,100,000            51,997,942
     09-11-02           1.73       18,200,000            18,164,141
     09-11-02           1.74       23,000,000            22,954,422
     09-18-02           1.72       32,900,000            32,824,549
     09-18-02           1.74       11,100,000            11,074,248
     09-25-02           1.72       39,000,000            38,897,516
     09-25-02           1.73       11,700,000            11,669,076
     11-29-02           1.78       25,200,000            25,051,320
     12-04-02           1.73       36,800,000            36,580,222
     12-11-02           1.73       24,800,000            24,643,595
     12-13-02           1.74       39,500,000            39,245,642
Total U.S. Government Agencies
(Cost: $1,551,972,048)                               $1,551,972,048

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Certificates of deposit (8.3%)

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Barclays Bank Yankee
     09-10-02           1.79%     $23,000,000           $23,000,000
     11-07-02           1.80       31,200,000            31,200,000
BNP Paribas Yankee
     09-06-02           1.79       31,400,000            31,400,000
     09-09-02           1.79       29,000,000            29,000,000
     11-08-02           1.78       25,000,000            25,000,000
     11-14-02           1.83       17,000,000            17,000,000
     11-18-02           1.81       24,000,000            24,000,000
     01-14-03           1.83       24,200,000            24,200,000
     01-17-03           1.84       18,000,000            18,000,000
Canadian Imperial Bank of Commerce Yankee
     10-15-02           1.78       30,000,000            30,000,000
     01-15-03           1.83       30,000,000            30,000,000
Credit Agricole Indosuez Yankee
     08-19-02           1.88       31,000,000            31,000,000
     11-15-02           1.83       18,000,000            18,000,000
Societe Generale Yankee
     11-21-02           1.84       24,700,000            24,700,000
Westdeutsche Landesbank Yankee
     08-15-02           1.87       22,000,000            22,000,000
     08-19-02           1.89       20,000,000            20,000,000
     08-29-02           1.81       22,900,000            22,900,000
     10-18-02           1.80       28,000,000            28,000,000
     11-22-02           1.84       30,000,000            30,000,000
     11-25-02           1.84       22,400,000            22,400,000
     01-21-03           1.78       26,600,000            26,600,000
Total Certificates of deposit
(Cost: $528,400,000)                                   $528,400,000


Commercial paper (67.0%)

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Asset-backed (33.1%)
Alpine Securitization
     08-26-02           1.80%     $30,200,000(b)        $30,162,250
     09-19-02           1.80       20,000,000(b)         19,951,000
     10-02-02           1.79       21,000,000(b)         20,935,623
     11-22-02           1.76       25,000,000(b)         24,862,674
Amsterdam Funding
     08-02-02           1.80       20,000,000(b)         19,999,000
     09-17-02           1.78       26,000,000(b)         25,939,579
     10-01-02           1.78       22,500,000(b)         22,432,519
     11-14-02           1.80       26,300,000(b)         26,162,692
Barton Capital
     08-19-02           1.81       21,000,000(b)         20,980,995
     08-21-02           1.81       27,000,000(b)         26,972,850
     09-06-02           1.81       21,600,000(b)         21,560,904
     10-04-02           1.81       15,000,000(b)         14,952,000
     10-11-02           1.80       31,677,000(b)         31,565,171
CAFCO
     08-08-02           1.82       30,000,000(b)         29,989,384
     08-22-02           1.82       15,000,000(b)         14,984,075
     09-03-02           1.80       53,000,000(b)         52,912,550
     09-06-02           1.80       15,200,000(b)         15,172,640
     09-09-02           1.79       19,600,000(b)         19,561,992
Charta
     08-02-02           1.81       26,000,000(b)         25,998,693
     08-05-02           1.81       26,000,000(b)         25,994,771
     08-21-02           1.80       27,000,000(b)         26,973,000
     08-27-02           1.80       24,000,000(b)         23,968,800
     08-30-02           1.81       22,000,000(b)         21,967,923
Ciesco LP
     08-12-02           1.74       15,000,000            14,992,025
     09-04-02           1.80       25,000,000            24,957,500
     09-13-02           1.78       19,200,000            19,159,293
     09-19-02           1.78       28,000,000            27,932,162
Corporate Receivables
     08-05-02           1.82       30,000,000(b)         29,993,933
     08-08-02           1.81       25,000,000(b)         24,991,201
     08-27-02           1.80       23,000,000(b)         22,970,100
     09-10-02           1.78        8,700,000(b)          8,682,793
     10-03-02           1.81       25,500,000(b)         25,419,675
CXC
     08-02-02           1.82       30,000,000(b)         29,998,483
     08-20-02           1.82       25,000,000(b)         24,975,986
     08-22-02           1.81       19,000,000(b)         18,979,939
     08-28-02           1.80       17,000,000(b)         16,977,050
     10-17-02           1.79        8,600,000(b)          8,567,258

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Asset-backed (continued)
Delaware Funding
     09-13-02           1.78%     $26,000,000(b)        $25,944,721
Edison Asset Securitization
     08-01-02           2.04       28,000,000(b)         28,000,000
     08-07-02           1.93       30,000,000(b)         29,990,350
     08-19-02           1.88       33,500,000(b)         33,468,510
     01-10-03           1.84       30,000,000(b)         29,754,300
Enterprise Funding
     08-06-02           1.81       30,000,000(b)         29,992,458
     08-27-02           1.83        6,928,000(b)          6,918,843
     09-11-02           1.78       11,033,000(b)         11,010,634
     09-20-02           1.78       12,105,000(b)         12,075,074
     10-15-02           1.79       31,000,000(b)         30,885,042
Falcon Asset Securitization
     08-12-02           1.81        4,056,000(b)          4,053,757
     09-05-02           1.81       23,632,000(b)         23,590,414
     09-20-02           1.78       24,101,000(b)         24,041,417
     10-07-02           1.80       15,000,000(b)         14,950,029
     10-15-02           1.79       15,583,000(b)         15,525,213
     11-05-02           1.80       15,000,000(b)         14,928,400
Fleet Funding
     08-06-02           1.82       25,000,000(b)         24,993,681
     08-16-02           1.92       29,500,000(b)         29,476,400
     08-20-02           1.84       19,000,000(b)         18,981,549
     08-21-02           1.85       19,500,000(b)         19,479,958
     09-24-02           1.75       28,000,000(b)         27,926,500
Kitty Hawk Funding
     08-09-02           2.10        6,000,000(b)          5,997,200
     08-30-02           1.83        8,088,000(b)          8,076,077
     09-06-02           1.79       22,000,000(b)         21,960,620
     09-09-02           1.81        8,039,000(B)          8,023,237
     09-13-02           1.78       18,689,000(b)         18,649,265
     09-30-02           1.78       21,000,000(b)         20,938,050
     10-22-02           1.79       20,000,000(b)         19,918,911
Old Line Funding
     08-05-02           1.81       16,732,000(b)         16,728,635
     08-06-02           1.81       13,945,000(b)         13,941,494
     08-16-02           1.81       13,835,000(b)         13,824,566
     08-19-02           1.80        4,000,000(b)          3,996,400
     08-20-02           1.83       15,093,000(b)         15,078,423
     09-13-02           1.80       27,000,000(b)         26,941,950
     09-19-02           1.76        7,029,000(b)          7,012,162
     10-01-02           1.79       16,036,000(b)         15,987,634
Park Avenue Receivables
     08-06-02           1.79       30,000,000(b)         29,992,542
     08-07-02           1.79       15,000,000(b)         14,995,525
     08-13-02           1.78       23,000,000(b)         22,986,353
     09-17-02           1.78        5,000,000(b)          4,988,381
Preferred Receivables Funding
     08-06-02           1.79       20,000,000(b)         19,995,028
     08-29-02           1.81       25,000,000(b)         24,964,806
     08-29-02           1.82       25,000,000(b)         24,964,611
     09-03-02           1.77       22,500,000(b)         22,463,494
     10-24-02           1.76       14,215,000(b)         14,156,955
Receivables Capital
     08-16-02           1.82       19,695,000(b)         19,680,065
     08-30-02           1.79       17,000,000(b)         16,975,487
     09-12-02           1.78       22,000,000(b)         21,954,313
     09-16-02           1.78       25,000,000(b)         24,943,139
Sheffield Receivables
     08-15-02           1.81       24,630,000(b)         24,612,663
     08-28-02           1.75       30,000,000(b)         29,960,625
     09-10-02           1.80       10,000,000(b)          9,980,000
     09-20-02           1.78       19,700,000(b)         19,651,297
Variable Funding Capital
     08-07-02           1.78       20,000,000(b)         19,994,067
     08-07-02           1.80       19,000,000(b)         18,994,300
     09-05-02           1.81       26,000,000(b)         25,954,247
     10-02-02           1.79       23,000,000(b)         22,929,492
     01-16-03           1.83        8,000,000(b)          7,932,427
Windmill Funding
     08-02-02           1.79       21,000,000(b)         20,998,956
     08-22-02           1.81       21,000,000(b)         20,977,828
     08-26-02           1.82       26,000,000(b)         25,967,229
     09-23-02           1.78       26,000,000(b)         25,931,866
     11-13-02           1.80       29,200,000(b)         29,049,004
Total                                                 2,101,655,057

Banks and savings & loans (11.1%)
Abbey Natl North America
     08-12-02           2.00       22,000,000            21,986,556
     08-30-02           1.81       27,000,000            26,960,741
Barclays U.S. Funding
     08-15-02           1.81       28,500,000            28,479,939
     08-16-02           1.80       31,000,000            30,976,750
     10-10-02           1.79       23,800,000            23,717,626
     10-18-02           1.79       26,000,000            25,899,727

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Banks and savings & loans (continued)
Dresdner US Finance
     08-07-02           2.05%     $30,000,000           $29,989,750
     08-09-02           2.04       29,000,000            28,986,853
     08-13-02           2.03       26,100,000            26,082,339
     11-20-02           1.84       28,000,000            27,842,010
ING US Funding
     08-01-02           2.01       30,000,000            30,000,000
Natl Australia Funding (Delaware)
     08-14-02           2.00       27,000,000            26,980,500
Nordea North America
     08-15-02           1.82       30,000,000            29,978,767
     08-20-02           1.80       23,500,000            23,477,675
     09-04-02           1.79       23,000,000            22,961,117
     09-20-02           1.78       28,500,000            28,429,542
     10-11-02           1.79       40,000,000            39,859,578
     10-21-02           1.81       40,000,000            39,838,000
     10-21-02           1.82       15,000,000            14,938,913
     11-26-02           1.81       26,000,000            25,847,900
Rabobank Nederland
     08-07-02           2.06       30,000,000            29,989,700
Societe Generale North America
     08-01-02           1.84       65,000,000            64,999,998
     08-23-02           1.82       10,650,000            10,638,155
     08-23-02           1.83       25,000,000            24,972,042
     11-19-02           1.81       20,000,000            19,890,000
Total                                                   703,724,178

Broker dealers (3.0%)
Goldman Sachs Group
     08-02-02           2.05       30,000,000            29,998,292
     08-06-02           2.03       11,500,000            11,496,758
     08-08-02           2.05       22,000,000            21,991,231
     12-12-02           1.80       18,000,000(c)         18,000,000
Merrill Lynch
     03-05-03           1.82       18,000,000(c)         18,000,000
Salomon Smith Barney
     09-06-02           1.80       28,600,000            28,548,520
     11-12-02           1.80       28,100,000            27,956,089
     11-26-02           1.78       32,000,000            31,815,919
Total                                                   187,806,809

Commercial finance (1.2%)
Nestle Capital
     08-12-02           2.04       27,500,000(b)         27,482,900
     08-15-02           1.94       15,000,000(b)         14,988,683
     08-16-02           1.87       34,000,000(b)         33,973,509
Total                                                    76,445,092

Energy (0.5%)
Chevron Transport
     08-06-02           2.00       21,000,000(b)         20,994,166
Chevron UK Investment
     08-08-02           1.80        3,300,000(b)          3,298,845
     08-14-02           1.81        5,100,000(b)          5,096,667
Total                                                    29,389,678

Financial services (8.9%)
AEGON Funding
     12-19-02           1.78       29,000,000(b)         28,800,383
     12-19-02           1.79       21,500,000(b)         21,351,172
     12-20-02           1.79       23,000,000(b)         22,839,652
     01-17-03           1.81       56,000,000(b)         55,529,429
     01-17-03           1.84       30,000,000(b)         29,743,683
     01-28-03           1.82       27,500,000(b)         27,252,500
Caterpillar Financial Services
     08-07-02           1.92        9,000,000             8,997,120
     08-13-02           1.92        9,150,000             9,144,144
Intl Lease Finance
     08-20-02           1.81       10,000,000             9,990,447
     09-23-02           1.75        6,150,000             6,134,155
     10-22-02           1.81       30,000,000            29,877,000
     11-19-02           1.79       20,000,000            19,891,222
     01-07-03           1.81       19,000,000            18,848,950
     01-08-03           1.80       23,200,000            23,015,431
Southern Co Funding
     08-09-02           1.81       14,000,000(b)         13,994,369
     08-22-02           1.82        5,000,000(b)          4,994,692
     09-09-02           1.78       25,000,000(b)         24,951,792
     09-12-02           1.82       13,000,000(b)         12,972,397
     10-09-02           1.79       13,000,000(b)         12,955,648
     10-16-02           1.79       32,800,000(b)         32,676,744
     11-06-02           1.79       21,245,000(b)         21,143,107
Verizon Global Funding
     08-21-02           1.85       15,000,000(b)         14,984,583
     10-17-02           1.81        6,400,000(b)          6,375,360
Verizon Network Funding
     08-21-02           1.81       19,245,000            19,225,648
     08-26-02           1.81       24,150,000            24,119,645
     08-27-02           1.83       30,708,000            30,667,415
     10-15-02           1.81       10,000,000             9,962,500
     11-15-02           1.95       25,292,000            25,147,526
Total                                                   565,586,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      Issuer         Annualized     Amount               Value(a)
                   Yield on date  payable at
                    of purchase    maturity

Health care (0.2%)
Pfizer
     08-02-02           1.75%     $10,000,000(b)         $9,999,514

Household products (0.4%)
Procter & Gamble
     10-17-02           1.74       25,000,000(b)         24,907,493

Insurance (0.3%)
Marsh & McLennan
     10-24-02           1.81       19,050,000(b)         18,969,990

Media (0.4%)
Gannett
     08-12-02           1.75       20,000,000(b)         19,989,305
     08-19-02           1.75        7,300,000(b)          7,293,613
Total                                                    27,282,918

Metals (0.5%)
Alcoa
     09-20-02           1.76       35,000,000            34,914,444

Multi-industry conglomerates (2.4%)
GE Capital Intl Funding
     08-12-02           1.80       20,000,000(b)         19,989,000
     08-20-02           1.80       25,000,000(b)         24,976,250
     08-27-02           1.84       19,000,000(b)         18,974,751
     08-28-02           1.85       15,000,000(b)         14,979,188
     09-05-02           1.80       28,000,000(b)         27,951,000
     01-27-03           1.81       29,000,000(b)         28,741,892
General Electric Capital
     08-14-02           2.14       20,000,000            19,984,544
Total                                                   155,596,625

Utilities -- electric (3.9%)
Duke Energy
     09-24-02           1.75       30,000,000            29,921,250
     10-04-02           1.79       19,600,000            19,537,977
     11-18-02           1.79       10,000,000             9,946,106
     11-19-02           1.79       10,000,000             9,945,611
     11-20-02           1.79       23,000,000            22,873,768
     11-21-02           1.79       30,000,000            29,833,867
     11-27-02           1.78       43,000,000            42,750,528
     01-03-03           1.78       25,000,000            24,809,479
     01-06-03           1.81       33,000,000            32,739,300
UBS Finance (Delaware)
     08-05-02           1.99       28,000,000            27,993,809
Total                                                   250,351,695
Utilities -- telephone (1.1%)
     SBC Intl
     09-04-02           1.79       17,000,000(b)         16,971,261
     09-10-02           1.79       20,380,000(b)         20,339,466
     09-17-02           1.77       30,000,000(b)         29,930,675
Total                                                    67,241,402

Total commercial paper
(Cost: $4,253,871,609)                               $4,253,871,609

Total investments in securities
(Cost: $6,334,243,657)(d)                            $6,334,243,657

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2002.
(d) Also represents the cost of securities for federal income tax purposes at July 31, 2002.

--------------------------------------------------------------------------------
12 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund
July 31, 2002

Assets
Investments in securities, at value (Note 1)
(identified cost $6,334,243,657)                                           $6,334,243,657
Cash in bank on demand deposit                                                 18,510,412
Capital shares receivable                                                         168,600
Accrued interest receivable                                                     1,224,610
                                                                           --------------
Total assets                                                                6,354,147,279
                                                                            -------------

Liabilities
Dividends payable to shareholders                                               1,255,108
Capital shares payable                                                             80,362
Accrued investment management services fee                                         52,365
Accrued distribution fee                                                            7,910
Accrued transfer agency fee                                                         7,785
Accrued administrative services fee                                                 3,953
Other accrued expenses                                                            729,424
                                                                           --------------
Total liabilities                                                               2,136,907
                                                                           --------------
Net assets applicable to outstanding capital stock                         $6,352,010,372
                                                                           ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                   $   63,520,772
Additional paid-in capital                                                  6,288,487,000
Excess of distributions over net investment income                                     (1)
Accumulated net realized gain (loss)                                                2,601
                                                                           --------------
Total -- representing net assets applicable to outstanding capital stock   $6,352,010,372
                                                                           ==============
Net assets applicable to outstanding shares:
                   Class A                                                 $5,766,208,544
                   Class B                                                 $  379,626,926
                   Class C                                                 $    3,559,144
                   Class Y                                                 $  202,615,758
Net asset value per share of outstanding capital stock:
                   Class A shares                         5,766,024,170    $         1.00
                   Class B shares                           379,788,520    $         1.00
                   Class C shares                             3,559,274    $         1.00
                   Class Y shares                           202,705,228    $         1.00
                                                            -----------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT


Statement of operations

AXP Cash Management Fund
Year ended July 31, 2002

Investment income
Income:
Interest                                                                     $162,785,643
                                                                             ------------
Expenses (Note 2):
Investment management services fee                                             19,698,010
Distribution fee
    Class B                                                                     2,374,649
    Class C                                                                        16,705
Transfer agency fee                                                            13,071,478
Incremental transfer agency fee
    Class A                                                                     1,063,498
    Class B                                                                        59,708
    Class C                                                                           402
Administrative services fees and expenses                                       1,584,135
Compensation of board members                                                      45,931
Custodian fees                                                                    419,906
Printing and postage                                                            1,996,570
Registration fees                                                                 841,839
Audit fees                                                                         36,250
Other                                                                              25,247
                                                                                   ------
Total expenses                                                                 41,234,328
    Earnings credits on cash balances (Note 2)                                   (453,577)
                                                                                 --------
Total net expenses                                                             40,780,751
                                                                               ----------
Investment income (loss) -- net                                               122,004,892
                                                                              -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                         37,386
                                                                                   ------
Net increase (decrease) in net assets resulting from operations              $122,042,278
                                                                             ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                   2002                     2001

Operations and distributions
Investment income (loss) -- net                                               $    122,004,892         $    328,942,921
Net realized gain (loss) on investments                                                 37,386                    6,061
                                                                                        ------                    -----
Net increase (decrease) in net assets resulting from operations                    122,042,278              328,948,982
                                                                                   -----------              -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (114,798,111)            (309,127,272)
     Class B                                                                        (3,590,767)             (11,336,961)
     Class C                                                                           (22,053)                 (16,835)
     Class Y                                                                        (3,594,108)              (8,461,719)
                                                                                    ----------               ----------
Total distributions                                                               (122,005,039)            (328,942,787)
                                                                                  ------------             ------------
Capital share transactions at constant $1 net asset value
Proceeds from sales
     Class A shares                                                             15,251,379,851           16,621,476,728
     Class B shares                                                                557,524,233              404,002,096
     Class C shares                                                                 12,962,225                1,970,087
     Class Y shares                                                                212,427,535              324,334,535
Reinvestment of distributions at net asset value
     Class A shares                                                                115,021,206              309,605,354
     Class B shares                                                                  3,560,788               11,198,696
     Class C shares                                                                     20,690                   16,103
     Class Y shares                                                                  3,612,868                8,512,225
Payments for redemptions
     Class A shares                                                            (15,748,777,409)         (16,220,392,217)
     Class B shares (Note 2)                                                      (454,014,609)            (375,077,786)
     Class C shares (Note 2)                                                       (10,288,817)              (1,123,023)
     Class Y shares                                                               (187,522,143)            (300,272,985)
                                                                                  ------------             ------------
Increase (decrease) in net assets from capital share transactions                 (244,093,582)             784,249,813
                                                                                  ------------              -----------
Total increase (decrease) in net assets                                           (244,056,343)             784,256,008
Net assets at beginning of year                                                  6,596,066,715            5,811,810,707
                                                                                 -------------            -------------
Net assets at end of year                                                     $  6,352,010,372         $  6,596,066,715
                                                                              ================         ================
Undistributed (excess of distributions over)
net investment income                                                         $             (1)        $            146
                                                                              ----------------         ----------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
15 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in money market instruments. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares have no sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
16 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31                          2002                   2001

Class A
Distributions paid from:
    Ordinary income                     $114,798,111          $309,127,272
    Long-term capital gain                        --                    --

Class B
Distributions paid from:
    Ordinary income                        3,590,767            11,336,961
    Long-term capital gain                        --                    --

Class C
Distributions paid from:
    Ordinary income                           22,053                16,835
    Long-term capital gain                        --                    --

Class Y
Distributions paid from:
    Ordinary income                        3,594,108             8,461,719
    Long-term capital gain                        --                    --

As of July 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $1,257,710
Accumulated gain (loss)                                       $       --
Unrealized appreciation (depreciation)                        $       --

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
17 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A  $24.00
o Class B  $25.00
o Class C  $24.50
o Class Y  $22.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $2,311,910 for Class B and $10,253 for Class C for the year ended July 31, 2002.

During the year ended July 31, 2002, the Fund's custodian and transfer agency fees were reduced by $453,577 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$32,191,725,115 and $32,440,009,475,  respectively,  for the year ended July 31,
2002. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2002.

--------------------------------------------------------------------------------
18 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000       1999       1998
Net asset value, beginning of period                               $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Income from investment operations:
Net investment income (loss)                                          .02        .05         .05        .05        .05
                                                                      ---        ---         ---        ---        ---
Less distributions:
Dividends from net investment income                                 (.02)      (.05)       (.05)      (.05)      (.05)
                                                                     ----       ----        ----       ----       ----
Net asset value, end of period                                     $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                            $5,766     $6,149     $ 5,438     $5,032     $3,926
Ratio of expenses to average daily net assets(c)                     .59%       .59%        .58%       .57%       .56%
Ratio of net investment income (loss) to average daily net          1.89%      5.18%       5.37%      4.65%      5.15%
Total return(e)                                                     1.93%      5.35%       5.55%      4.71%      5.34%

Class B
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001        2000       1999       1998
Net asset value, beginning of period                               $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Income from investment operations:
Net investment income (loss)                                          .01        .05         .05        .04        .04
                                                                      ---        ---         ---        ---        ---
Less distributions:
Dividends from net investment income                                 (.01)      (.05)       (.05)      (.04)      (.04)
                                                                     ----       ----        ----       ----       ----
Net asset value, end of period                                     $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                            $  380     $  273     $   232     $  192     $   98
Ratio of expenses to average daily net assets(c)                    1.34%      1.34%       1.33%      1.32%      1.32%
Ratio of net investment income (loss) to average daily net assets   1.13%      4.37%       4.64%      3.88%      4.38%
Total return(e)                                                     1.13%      4.57%       4.76%      3.94%      4.53%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000(b)
Net asset value, beginning of period                               $1.00      $1.00      $1.00
                                                                   -----      -----      -----
Income from investment operations:
Net investment income (loss)                                         .01        .05         --
                                                                     ---        ---        ---
Less distributions:
Dividends from net investment income                                (.01)      (.05)        --
                                                                    ----       ----        ---
Net asset value, end of period                                     $1.00      $1.00      $1.00
                                                                   -----      -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $4         $1        $--
Ratio of expenses to average daily net assets(c)                   1.34%      1.34%      1.33%(d)
Ratio of net investment income (loss) to average daily net assets   .99%      3.88%      6.10%(d)
Total return(e)                                                    1.14%      4.68%       .63%

Class Y
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000       1999       1998
Net asset value, beginning of period                               $1.00      $1.00      $1.00       $1.00      $1.00
                                                                   -----      -----      -----       -----      -----
Income from investment operations:
Net investment income (loss)                                         .02        .05        .05         .05        .05
                                                                     ---        ---        ---         ---        ---
Less distributions:
Dividends from net investment income                                (.02)      (.05)      (.05)       (.05)      (.05)
                                                                    ----       ----       ----        ----       ----
Net asset value, end of period                                     $1.00      $1.00      $1.00       $1.00      $1.00
                                                                   -----      -----      -----       -----      -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $203       $174       $142        $124        $72
Ratio of expenses to average daily net assets(c)                    .57%       .57%       .57%        .56%       .56%
Ratio of net investment income (loss) to average daily net         1.86%      5.18%      5.42%       4.64%      5.16%
Total return(e)                                                    1.95%      5.37%      5.56%       4.72%      5.33%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2002, and the financial highlights for each of the years in the five-year period ended July 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2002, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
September 6, 2002

--------------------------------------------------------------------------------
21 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Federal Income Tax Information
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Cash Management Fund
Fiscal year ended July 31, 2002

Class A
Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                     Per share
Aug. 27, 2001                                    $0.00267
Sept. 26, 2001                                    0.00273
Oct. 26, 2001                                     0.00226
Nov. 26, 2001                                     0.00180
Dec. 20, 2001                                     0.00146
Jan. 25, 2002                                     0.00161
Feb. 26, 2002                                     0.00128
March 26, 2002                                    0.00100
April 26, 2002                                    0.00110
May 24, 2002                                      0.00099
June 26, 2002                                     0.00115
July 26, 2002                                     0.00107
Total distributions                              $0.01912

Class B

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                     Per share
Aug. 27, 2001                                    $0.00206
Sept. 26, 2001                                    0.00209
Oct. 26, 2001                                     0.00164
Nov. 26, 2001                                     0.00120
Dec. 20, 2001                                     0.00092
Jan. 25, 2002                                     0.00087
Feb. 26, 2002                                     0.00062
March 26, 2002                                    0.00042
April 26, 2002                                    0.00046
May 24, 2002                                      0.00041
June 26, 2002                                     0.00048
July 26, 2002                                     0.00045
Total distributions                              $0.01162

--------------------------------------------------------------------------------
22 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Class C

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                     Per share
Aug. 27, 2001                                    $0.00207
Sept. 26, 2001                                    0.00210
Oct. 26, 2001                                     0.00160
Nov. 26, 2001                                     0.00121
Dec. 20, 2001                                     0.00096
Jan. 25, 2002                                     0.00082
Feb. 26, 2002                                     0.00063
March 26, 2002                                    0.00043
April 26, 2002                                    0.00046
May 24, 2002                                      0.00042
June 26, 2002                                     0.00047
July 26, 2002                                     0.00045
Total distributions                              $0.01162

Class Y

Income distributions taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                     Per share
Aug. 27, 2001                                    $0.00269
Sept. 26, 2001                                    0.00274
Oct. 26, 2001                                     0.00227
Nov. 26, 2001                                     0.00181
Dec. 20, 2001                                     0.00147
Jan. 25, 2002                                     0.00163
Feb. 26, 2002                                     0.00129
March 26, 2002                                    0.00101
April 26, 2002                                    0.00112
May 24, 2002                                      0.00100
June 26, 2002                                     0.00117
July 26, 2002                                     0.00108
Total distributions                              $0.01928

--------------------------------------------------------------------------------
23 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Board Members and Officers
Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members

---------------------------- ------------------------ ------------------- ------------------

Name,                        Position held with       Principal           Other
address,                     Registrant and length    occupations         directorships
age                          of service               during past five
                                                      years
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

H. Brewster Atwater, Jr.     Board member             Retired chair and
4900 IDS Tower               since 1996               chief executive
Minneapolis, MN 55402                                 officer, General
Born in 1931                                          Mills, Inc.
                                                      (consumer foods)
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Arne H. Carlson              Chair of the Board       Chair, Board
901 S. Marquette Ave.        since 1999               Services
Minneapolis, MN 55402                                 Corporation
Born in 1934                                          (provides
                                                      administrative
                                                      services to
                                                      boards), former
                                                      Governor of
                                                      Minnesota
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Lynne V. Cheney              Board member since 1994  Distinguished       The Reader's
American Enterprise                                   Fellow, AEI         Digest
Institute                                                                 Association Inc.
for Public Policy Research
(AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Livio D. DeSimone            Board member             Retired chair of    Cargill,
30 Seventh Street East       since 2001               the board and       Incorporated
Suite 3050                                            chief executive     (commodity
St. Paul, MN 55101-4901                               officer,            merchants and
Born in 1936                                          Minnesota Mining    processors),
                                                      and Manufacturing   Target
                                                      (3M)                Corporation
                                                                          (department
                                                                          stores), General
                                                                          Mills, Inc.
                                                                          (consumer
                                                                          foods), Vulcan
                                                                          Materials
                                                                          Company
                                                                          (construction
                                                                          materials/chemicals),
                                                                          Milliken &
                                                                          Company
                                                                          (textiles and
                                                                          chemicals) and
                                                                          Nexia
                                                                          Biotechnologies,
                                                                          Inc.
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Ira D. Hall                  Board member             Private investor;   Imagistics
Texaco, Inc.                 since 2001               formerly with       International,
2000 Westchester Avenue                               Texaco Inc.,        Inc. (office
White Plains, NY 10650                                treasurer,          equipment),
Born in 1944                                          1999-2001 and       Reynolds &
                                                      general manager,    Reynolds Company
                                                      alliance            (information
                                                      management          services), TECO
                                                      operations,         Energy, Inc.
                                                      1998-1999. Prior    (energy holding
                                                      to that,            company),  The
                                                      director,           Williams
                                                      International       Companies, Inc.
                                                      Operations IBM      (energy
                                                      Corp.               distribution
                                                                          company)
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Heinz F. Hutter              Board member             Retired president
P.O. Box 2187                since 1994               and chief
Minneapolis, MN 55402                                 operating
Born in 1929                                          officer, Cargill,
                                                      Incorporated
                                                      (commodity
                                                      merchants and
                                                      processors)
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Anne P. Jones                Board member             Attorney and        Motorola, Inc.
5716 Bent Branch Rd.         since 1985               consultant          (electronics)
Bethesda, MD 20816
Born in 1935
---------------------------- ------------------------ ------------------- ------------------



--------------------------------------------------------------------------------
24 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Independent Board Members (continued)

---------------------------- ------------------------ ------------------- ------------------

Name,                        Position held with       Principal           Other
address,                     Registrant and length    occupations         directorships
age                          of service               during past five
                                                      years
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Stephen R. Lewis, Jr.        Board member             Retired president
901 S. Marquette Ave.        since 2002               and professor of
Minneapolis, MN 55402                                 economics,
Born in 1939                                          Carleton College
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

William R. Pearce            Board member             RII Weyerhaeuser
2050 One Financial Plaza     since 1980               World Timberfund,
Minneapolis, MN 55402                                 L.P. (develops
Born in 1927                                          timber resources)
                                                      - management
                                                      committee; former
                                                      chair, American
                                                      Express Funds
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Alan G. Quasha               Board member             President,          Compagnie
720 Fifth Avenue             since 2002               Quadrant            Financiere
New York, NY 10019                                    Management, Inc.    Richemont AG
Born in 1949                                          (management of      (luxury goods)
                                                      private equities)
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Alan K. Simpson              Board member             Former three-term   Biogen, Inc.
1201 Sunshine Ave.           since 1997               United States       (bio-pharmaceuticals)
Cody, WY 82414                                        Senator for
Born in 1931                                          Wyoming
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

C. Angus Wurtele             Board member             Retired chair of    Bemis
4900 IDS Tower               since 1994               the board and       Corporation
Minneapolis, MN 55402                                 chief executive     (packaging)
Born in 1934                                          officer,
                                                      The Valspar
                                                      Corporation
---------------------------- ------------------------ ------------------- ------------------


Board Members Affiliated with American Express Financial Corporation (AEFC)

---------------------------- ------------------------ ------------------- ------------------

Name,                        Position held with       Principal           Other
address,                     Registrant and length    occupations         directorships
age                          of service               during past five
                                                      years
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

David R. Hubers              Board member             Retired chief       Chronimed Inc.
50643 AXP Financial Center   since 1993               executive officer   (specialty
Minneapolis, MN 55474                                 and director of     pharmaceutical
Born in 1943                                          AEFC                distribution),
                                                                          RTW Inc.
                                                                          (manages workers
                                                                          compensation
                                                                          programs),
                                                                          Lawson Software,
                                                                          Inc. (technology
                                                                          based business
                                                                          applications)
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

John R. Thomas               Board member             Senior vice
50652 AXP Financial Center   since 1987,              president -
Minneapolis, MN 55474        president                information and
Born in 1937                 since 1997               technology of AEFC
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

William F. Truscott          Board member             Senior vice
53600 AXP Financial Center   since 2001,              president - chief
Minneapolis, MN 55474        vice president           investment
Born in 1960                 since 2002               officer of AEFC;
                                                      former chief
                                                      investment
                                                      officer and
                                                      managing
                                                      director, Zurich
                                                      Scudder
                                                      Investments
---------------------------- ------------------------ ------------------- ------------------




--------------------------------------------------------------------------------
25 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers

---------------------------- ------------------------ ------------------- ------------------

Name, address, age           Position held with       Principal           Other
                             Registrant and length    occupations         directorships
                             of service               during past five
                                                      years
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Jeffrey P. Fox               Treasurer                Vice president -
50005 AXP Financial Center   since 2002               investment
Minneapolis, MN 55474                                 accounting, AEFC,
Born in 1955                                          since 2002;  vice
                                                      president -
                                                      finance,
                                                      American Express
                                                      Company, 2000-2002;
                                                      vice president -
                                                      corporate
                                                      controller,
                                                      AEFC, 1996-2000
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Leslie L. Ogg                Vice president,          President of
901 S. Marquette Ave.        general counsel          Board Services
Minneapolis, MN 55402        and secretary            Corporation
Born in 1938                 since 1978
---------------------------- ------------------------ ------------------- ------------------
---------------------------- ------------------------ ------------------- ------------------

Stephen W. Roszell           Vice president           Senior vice
50239 AXP Financial Center   since 2002               president -
Minneapolis, MN 55474                                 institutional
Born in 1949                                          group of AEFC
---------------------------- ------------------------ ------------------- ------------------


The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.





--------------------------------------------------------------------------------
26 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

American Express(R) Funds

Growth Funds
AXP(R) Emerging  Markets Fund
AXP Equity Select Fund
AXP Focused Growth Fund
AXP Global Growth Fund
AXP Growth Fund
AXP Growth Dimensions Fund
AXP New Dimensions Fund(R)
AXP Partners International Aggressive Growth Fund
AXP Partners Small Cap Growth Fund
AXP Strategy Aggressive Fund

Blend Funds
AXP Blue Chip Advantage Fund
AXP Discovery Fund*
AXP European Equity Fund
AXP Global Balanced Fund
AXP International Fund
AXP International Equity Index Fund
AXP Large Cap Equity Fund
AXP Managed Allocation Fund
AXP Mid Cap Index Fund
AXP Nasdaq 100 Index(R) Fund
AXP Partners Small Cap Core Fund
AXP Research Opportunities Fund
AXP S&P 500 Index Fund
AXP Small Cap Advantage Fund
AXP Small Company Index Fund
AXP Stock Fund
AXP Total Stock Market Index Fund

Value Funds
AXP Diversified  Equity  Income Fund
AXP Equity Value Fund
AXP Large Cap Value Fund
AXP Mid Cap Value Fund
AXP Mutual
AXP Partners Fundamental  Value Fund
AXP Partners International  Select  Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund
AXP Progressive Fund*

Income/Tax-Exempt  Income  Funds
AXP Bond Fund
AXP Cash  Management  Fund**
AXP Extra  Income Fund
AXP Federal  Income Fund
AXP Global Bond Fund
AXP High Yield Tax-Exempt Fund
AXP Insured Tax-Exempt Fund
AXP Intermediate Tax-Exempt Fund
AXP Selective Fund
AXP State  Tax-Exempt Funds
AXP Tax-Exempt Bond Fund
AXP Tax-Free Money  Fund**
AXP U.S.  Government  Mortgage  Fund

Sector  Funds
AXP Global Technology Fund
AXP Precious Metals Fund
AXP Utilities Fund


These funds are also listed in the categories above.

AXP(R) Partners Funds
AXP Partners Fundamental Value Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund
AXP Partners Select Value Fund
AXP Partners Small Cap Core Fund
AXP Partners Small Cap Growth Fund
AXP Partners Small Cap Value Fund
AXP Partners Value Fund

International Funds
AXP Emerging Markets Fund
AXP European Equity Fund
AXP Global Balanced Fund
AXP Global Bond Fund
AXP Global Growth Fund
AXP International Fund
AXP Partners International Aggressive Growth Fund
AXP Partners International Select Value Fund

*    Closed to new investors.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For more complete information about our funds, including fees and expenses, please call (800) 862-7919 for prospectuses. Read them carefully before you invest.

(9/02)

AXP Cash Management Fund
70100 AXP Financial Center
Minneapolis, MN 55474
americanexpress.com

American
 Express(R)
Funds

AMERICAN
 EXPRESS(R)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express
Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6320 Y (9/02)